Inventories (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 328,558	$ 325,932	$ 798,161
Finished goods	189,923	434,598	1,406,267
Total inventory	$ 518,481	$ 760,530	$ 2,204,428